RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2016
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

18.RELATED PARTY TRANSACTIONS

The Group entered into indemnification agreements with certain directors. These agreements require the company to indemnify such individuals, to the fullest extent permitted by law, for certain liabilities to which they may become subject to as a result of their affiliation with the Company.

Zhejiang Aokang Shoes Co., Ltd. (“Aokang”) became a shareholder of the Company in 2015 and held 17.8% of the outstanding shares of the Company as of December 31, 2016. In 2016, the Company purchased goods from Aokang amounted to $5.